Employee benefit plans - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employees defined_benefit_plan shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,300,000,000	$ 6,200,000,000
Recognized cost of defined contribution plans, excluding the ESOP	$ 276,000,000	$ 258,000,000	$ 249,000,000
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	3.7	4.0
Fair value of shares total ESOP assets	$ 171,000,000	$ 236,000,000
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation arrangement with individual, requisite service period	1 year	1 year
401(k) Employer matching contribution, percent match	100.00%	100.00%
401(k) Employer matching contribution, percent of employees' base pay	7.00%	7.00%	5.00%
401(k) Employer matching contribution, maximum amount per participant	$ 16,000	$ 16,000
401(k) Employer discretionary contribution amount	750	750
401(k) Maximum employee salary cap	$ 100,000	$ 100,000
401(k), Employer non-elective contribution based on earnings			2.00%
401(k), shares of common stock owned (shares) | shares	9.2	9.5
401(k), fair value of total assets	$ 7,800,000,000	$ 9,400,000,000
United States
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employees	8,100
United States | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	35.00%
United States | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%
United States | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	65.00%
United States | Cash equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Cash equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	10.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employees	15,700
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.61%	3.03%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 19,000,000
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.62%	2.11%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 7,000,000
pre-Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	6.85%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	3.94%
Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year	6.50%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year	3.94%
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.61%	3.03%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 9,000,000
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.75%	2.15%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1,000,000
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | defined_benefit_plan	1
Defined Contribution Plan, Tranche One | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match			100.00%
401(k) Employer matching contribution, percent of employees' base pay			4.00%
Defined Contribution Plan, Tranche Two | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match			50.00%
401(k) Employer matching contribution, percent of employees' base pay			2.00%